Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits	$ 9,068	$ 8,851
Deposits	100,000	98,393
Goodwill	6,580,660
Property and equipment	326,945	481,861
Intangible assets	9,172,507	1,737,416
Canada [Member]
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits	9,068	8,851
Deposits
Goodwill
Property and equipment		34,115
Intangible assets
USA Member]
Geographical Segmented Information (Details) - Schedule of identifiable assets by geographic segments [Line Items]
Restricted deposits
Deposits	100,000	98,393
Goodwill	6,580,660
Property and equipment	326,945	447,746
Intangible assets	$ 9,172,507	$ 1,737,416